Inventories and pre-publication costs - Additional information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Inventories and pre-publication costs
Pre-publication costs capitalized	£ 102	£ 92
Pre-publication costs, amortization charge	£ 89	£ 77